Summary of Significant Accounting Policies - Schedule of Types of Goods (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 96,909,642	$ 97,098,915	$ 103,346,341
Self-Manufactured Products [Member]
Disaggregation of Revenue [Line Items]
Revenue	47,606,340	48,196,669	50,514,976
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 49,303,302	$ 48,902,246	$ 52,831,365